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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended _March 2006_________

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

TENOR CAPITAL MANAGEMENT Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

65 EAST 55TH STREET, 35TH FLOOR         NEW YORK,        NEW YORK        10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-11620____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0______

Form 13F Information Table Entry Total:  ______48______

Form 13F Information Table Value Total: $_348286___________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   NONE

FORM 13F INFORMATION TABLE

ITEM 1                          ITEM 2   ITEM 3     ITEM 4          ITEM 5               ITEM 6     ITEM 7           ITEM 8
------                          ------   ------     ------          ------             ----------   ------   ----------------------
                                TITLE                                                                                VOTING
                                OF                  VALUE      SHARES/    SH/   PUT/   INVESTMENT   OTHER            AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP      (x$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS SOLE    SHARED    NONE
-------------------------       ---------------------------------------------------------------------------------------------------
AMR CORP NOTE 4.25% 02-Sep      Note     001765ba3      5069    3000000   PRN          Sole                  3000000
ASM INTL NV NOTE 5.25% 01-May   Note     00207dae2      2530    2125000   PRN          Sole                  2125000
AMERICAN FINL RLTY TR NOTE
  4.38% 01-Jul                  Note     02607pab3      8975   10000000   PRN          Sole                 10000000
AXCAN PHARMA INC NOTE 4.25%
  01-Apr                        Note     054923ab3     10463   10000000   PRN          Sole                 10000000
CELL THERAPEUTICS INC NOTE
  5.75% 01-Jun                  Note     150934ad9      6180    8992000   PRN          Sole                  8992000
CELL THERAPEUTICS INC NOTE
  4.00% Jul-00                  Note     150934AF4       796    1750000   PRN          Sole                  1750000
FAIRFAX FINL HLDGS LTD DBCV
  5.00% 01-Jul                  Note     303901AL6       880    1000000   PRN          Sole                  1000000
FAIRMONT HOTELS RESORTS INC
  NOTE 3.750%12/0               Note     305204ab5     37044   31224000   PRN          Sole                 31224000
GENCORP INC NOTE 4.00% 01-Jan   Note     368682aj9      4892    3500000   PRN          Sole                  3500000
GREY GLOBAL GROUP INC SDCV
  5.000%10/1                    Note     39787MAB4      6848    5500000   PRN          Sole                  5500000
ICOS CORP NOTE 2.00% Jul-00     Note     449295AB0      7945    9800000   PRN          Sole                  9800000
JETBLUE AWYS CORP DBCV 3.75%
  01-Mar                        Note     477143ac5     14465   15500000   PRN          Sole                 15500000
LANDAMERICA FINL GROUP INC
  DBCV 3.25% 01-May             Note     514936ad5     12924    9500000   PRN          Sole                  9500000
LEAR CORP NOTE 02-Feb           Note     521865ag0     33838   72943000   PRN          Sole                 72943000
LIONS GATE ENTMNT CORP NOTE
  4.875%12/1                    Note     535919AC8      7347    3800000   PRN          Sole                  3800000
MAXTOR CORP NOTE 6.80% 03-Apr   Note     577729ac0      9546    8260000   PRN          Sole                  8260000
MCMORAN EXPLORATION CO NOTE
  6.00% Jul-00                  Note     582411AB0      7036    5250000   PRN          Sole                  5250000
MEDICIS PHARMACEUTICAL CORP
  NOTE 1.50% Jun-00             Note     584690ab7      9928   10000000   PRN          Sole                 10000000
MERCURY INTERACTIVE CORP
  NOTE May-00                   Note     589405ad1     17053   16500000   PRN          Sole                 16500000
OSCIENT PHARMACEUTICALS CORP
  NOTE 3.50% 01-Apr             Note     68812rab1       766    1000000   PRN          Sole                  1000000
PER-SE TECHNOLOGIES INC SDCV
  3.25% 03-Jun                  Note     713569AB7     27585   17200000   PRN          Sole                 17200000
SCOTTISH ANNUITY & LIFE HLDG
  NOTE 4.500%12/0               Note     81013RAC9     10494    8900000   PRN          Sole                  8900000
SEACOR HOLDINGS INC DBCV
  2.875%12/1                    Note     811904ah4      6085    5000000   PRN          Sole                  5000000
SEACOR HOLDINGS INC DBCV
  2.875%12/1                    Note     811904aj0     10952    9000000   PRN          Sole                  9000000
SHANDA INTERACTIVE ENTMT
  LTD NOTE 01-Oct               Note     81941qab0      7483    8500000   PRN          Sole                  8500000
SIRIUS SATELLITE RADIO INC
  NOTE 2.50% 01-Feb             Note     82966uac7     21283   16500000   PRN          Sole                 16500000
SIRIUS SATELLITE RADIO INC
  NOTE 3.250%10/1               Note     82966UAD5      8308    7000000   PRN          Sole                  7000000
TERREMARK WORLDWIDE INC
  NOTE 9.00% 01-Jun             Note     881448ac8      3184    3000000   PRN          Sole                  3000000
XCEL ENERGY INC NOTE
  7.500%11/2                    Note     98389bab6     13884    9200000   PRN          Sole                  9200000
FORD MTR CO DEL COM PAR $0.01   Com      345370860       271      34000   SH           Sole                    34000
GENERAL MTRS CORP DEB
  SR CONV A                     Com      370442741     13038     558600   SH           Sole                   558600
INDUSTRIAS BACHOCO S A DE C
  SP ADR B&L SHS                Com      456463108       872      50000   SH           Sole                    50000
INDYMAC BANCORP INC WIRES 2031  Com      456607209      7163     108400   SH           Sole                   108400
SYMANTEC CORP COM               Com      871503108      2525     150010   SH           Sole                   150010
TRIARC COS INC CL B SER 1       Com      895927309      1661      95000   SH           Sole                    95000
UAL CORP COM NEW                Com      902549807       316       7921   SH           Sole                     7921
WENDYS INTL INC COM             Com      950590109       636      10250   SH           Sole                    10250
CRYSTALLEX INTL CORP COM        Com      22942F101      3389     824686   SH           Sole                   824686
NEXTEL PARTNERS INC CL A        Com      65333F107       269       9500   SH           Sole                     9500
AK STL HLDG CORP PUT            Put      001547958        63       5669         Put    Sole                     5669
AMR CORP PUT                    Put      001765956       891       2784         Put    Sole                     2784
CONTINENTAL AIRLS INC PUT       Put      210795958        52        577         Put    Sole                      577
E TRADE FINANCIAL CORP PUT      Put      269246954        67        944         Put    Sole                      944
FORD MTR CO DEL PUT             Put      345370950       547       3505         Put    Sole                     3505
GENERAL MTRS CORP PUT           Put      370442955      1362       3295         Put    Sole                     3295
GOODYEAR TIRE & RUBR CO PUT     Put      382550951        28        315         Put    Sole                      315
JETBLUE AWYS CORP PUT           Put      477143951       123        900         Put    Sole                      900
LEAR CORP PUT                   Put      521865955      1230       5051         Put    Sole                     5051